Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date	rr_ProspectusDate	Jul. 30, 2020
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2020